Average Annual Total Returns - Gabelli Global Mini Mites Fund	Apr. 30, 2021
S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	16.20%
Since Inception	8.66%
Inception Date	Oct. 01, 2018
Class I Shares
Average Annual Return:
1 Year	15.87%
Since Inception	5.06%
Inception Date	Oct. 01, 2018
Class A Shares
Average Annual Return:
1 Year	9.21%
Since Inception	2.21%
Inception Date	Oct. 01, 2018
Class AAA Shares
Average Annual Return:
1 Year	15.87%
Since Inception	4.94%
Inception Date	Oct. 01, 2018
Class AAA Shares | After Taxes on Distributions
Average Annual Return:
1 Year	15.72%
Since Inception	4.25%
Inception Date	Oct. 01, 2018
Class AAA Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.50%
Since Inception	3.54%
Inception Date	Oct. 01, 2018
Class C Shares
Average Annual Return:
1 Year	14.81%
Since Inception	4.56%
Inception Date	Oct. 01, 2018